Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	$ 365,425	$ 350,187
Equity securities available-for-sale, at estimated fair value (cost: $3,076 and $3,012, respectively)	3,631	3,402
Fair value option and trading securities, at estimated fair value (includes $704 and $662, respectively, of actively traded securities; and $60 and $92, respectively, relating to variable interest entities)	16,689	17,423
Mortgage loans (net of valuation allowances of $305 and $322, respectively; includes $280 and $1,621, respectively, at estimated fair value, relating to variable interest entities; includes $308 and $338, respectively, under the fair value option)	60,118	57,706
Policy loans (includes $3 and $2, respectively, relating to variable interest entities)	11,618	11,764
Real estate and real estate joint ventures (includes $8 and $1,141, respectively, relating to variable interest entities; includes $172 and $186, respectively, of real estate held-for-sale)	10,525	10,712
Other limited partnership interests (includes $34 and $53, respectively, relating to variable interest entities)	8,085	7,401
Short-term investments, principally at estimated fair value (includes $20 and $8, respectively, relating to variable interest entities)	8,621	13,955
Other invested assets, principally at estimated fair value (includes $56 and $78, respectively, relating to variable interest entities)	21,283	16,229
Total investments	505,995	488,779
Cash and cash equivalents, principally at estimated fair value (includes $57 and $70, respectively, relating to variable interest entities)	10,808	7,585
Accrued investment income (includes $21 and $26, respectively, relating to variable interest entities)	4,120	4,255
Premiums, reinsurance and other receivables (includes $21 and $22, respectively, relating to variable interest entities)	22,244	21,859
Deferred policy acquisition costs and value of business acquired (includes $235 and $255, respectively, relating to variable interest entities)	24,442	26,706
Goodwill	9,872	10,542
Other assets (includes $134 and $152, respectively, relating to variable interest entities)	7,862	8,369
Separate account assets (includes $1,128 and $1,033, respectively, relating to variable interest entities)	316,994	317,201
Total assets	902,337	885,296
Liabilities
Future policy benefits (includes $579 and $516, respectively, relating to variable interest entities)	189,586	187,942
Policyholder account balances (includes $33 and $56, respectively, relating to variable interest entities)	209,294	212,885
Other policy-related balances (includes $198 and $123, respectively, relating to variable interest entities)	14,422	15,214
Policyholder dividends payable	684	675
Policyholder dividend obligation	3,155	1,771
Payables for collateral under securities loaned and other transactions	35,326	30,411
Short-term debt	100	175
Long-term debt (includes $151 and $1,868, respectively, at estimated fair value, relating to variable interest entities)	16,286	18,653
Collateral financing arrangements	4,196	4,196
Junior subordinated debt securities	3,193	3,193
Current income tax payable	184	186
Deferred income tax liability	11,821	6,643
Other liabilities (includes $80 and $88, respectively, relating to variable interest entities)	24,437	23,168
Separate account liabilities (includes $1,128 and $1,033, respectively, relating to variable interest entities)	316,994	317,201
Total liabilities	829,678	822,313
Contingencies, Commitments and Guarantees (Note 21)
Redeemable noncontrolling interests	99	887
MetLife, Inc.’s stockholders’ equity:
Preferred stock, par value $0.01 per share; 200,000,000 shares authorized: 84,000,000 shares issued and outstanding; $2,100 aggregate liquidation preference	1	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,153,998,144 and 1,125,224,024 shares issued, respectively; 1,131,927,894 and 1,122,030,137 shares outstanding, respectively	12	11
Additional paid-in capital	30,543	29,277
Retained earnings	32,020	27,332
Treasury stock, at cost; 22,070,250 and 3,193,887 shares, respectively	(1,172)	(172)
Accumulated other comprehensive income (loss)	10,649	5,104
Total MetLife, Inc.’s stockholders’ equity	72,053	61,553
Noncontrolling interests	507	543
Total equity	72,560	62,096
Total liabilities and equity	$ 902,337	$ 885,296